Accounts Receivable	6 Months Ended
Jun. 30, 2023
Accounts Receivable
Accounts Receivable

5.Accounts Receivable

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	502,177	500,862	69,072
Less: allowance for doubtful accounts	(7,131)	(5,856)	(808)
Accounts receivable, net	495,046	495,006	68,264

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of year	(4,651)	(7,131)	(984)
Additions	(4,243)	—	—
Written off	1,763	1,275	176
Balance at end of year	(7,131)	(5,856)	(808)

Substantially all of the Company’s accounts receivable as of December 31, 2022 and June 30, 2023 are aged within 150 days.